UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582
                                                      ---------

                            Oppenheimer Cash Reserves
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--21.1%
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--2.1%
Citibank NA:
4.83%, 1/24/08                                                                       $     10,000,000   $      10,000,000
4.94%, 1/18/08                                                                              2,000,000           2,000,000
--------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 5.08%, 12/28/07 1                                   10,000,000           9,919,567
                                                                                                        ------------------
                                                                                                               21,919,567
--------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--19.0%
ABN AMRO Bank NV, Chicago, 5.15%, 12/27/07                                                 11,500,000          11,500,000
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
4.87%, 4/24/08                                                                              4,000,000           4,000,000
5.23%, 1/4/08                                                                               5,000,000           5,000,000
5.25%, 1/7/08                                                                              12,600,000          12,600,000
--------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 5.11%, 1/17/08                                      10,000,000          10,000,000
--------------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
5.13%, 1/10/08                                                                             17,800,000          17,800,000
5.16%, 1/3/08                                                                              10,000,000          10,000,147
--------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, Stamford CT:
5.17%, 1/16/08                                                                             10,000,000          10,000,000
5.48%, 11/19/07                                                                            10,000,000          10,000,000
5.52%, 11/28/07                                                                             5,000,000           5,000,000
--------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York, 5.45%, 3/10/08                                              15,000,000          15,000,000
--------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York, 5.14%, 1/11/08                                          30,000,000          30,000,000
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
5.305%, 12/17/07                                                                           10,000,000           9,995,604
5.44%, 3/13/08                                                                              4,000,000           4,000,000
--------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
5.20%, 1/10/08                                                                              3,000,000           3,000,000
5.55%, 11/30/07                                                                            15,000,000          15,000,000
--------------------------------------------------------------------------------------------------------------------------
Swedbank AB, New York, 5.50%, 11/19/07                                                     15,000,000          15,000,000
--------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
5%, 3/6/08                                                                                  2,500,000           2,500,000
5.48%, 3/7/08                                                                               2,000,000           2,000,000
5.55%, 2/1/08                                                                               3,300,000           3,300,000
                                                                                                        ------------------
                                                                                                              195,695,751

                                                                                                        ------------------
Total Certificates of Deposit (Cost $217,615,318)                                                             217,615,318
--------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--20.4%
--------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. plc, 5.43%, 11/16/07 1                                              22,000,000          21,950,225
--------------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC:
4.77%, 2/26/08                                                                              2,500,000           2,461,244
5.31%, 3/10/08                                                                             11,000,000          10,789,075
--------------------------------------------------------------------------------------------------------------------------
Danske Corp.:
5.365%, 12/21/07 1                                                                          8,000,000           7,940,389
5.38%, 3/6/08 1                                                                            25,000,000          24,529,250
--------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
5.09%, 12/21/07                                                                            11,000,000          10,922,236
5.11%, 1/11/08                                                                             12,000,000          11,879,063
--------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc., 5.30%, 1/31/08                                                              7,000,000           6,906,219


                          1 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc., 5.365%, 2/29/08                                                      $     15,000,000   $      14,731,750
--------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society, 5.66%, 12/13/07 1                                              8,500,000           8,443,872
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 5.23%, 7/21/08 2,3                                             10,000,000          10,005,602
--------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 5.09%, 12/28/07 1                                 13,000,000          12,895,231
--------------------------------------------------------------------------------------------------------------------------
Societe Generale North America:
4.77%, 2/4/08                                                                               5,000,000           4,937,326
5.13%, 1/16/08                                                                             15,000,000          14,837,550
5.16%, 1/18/08                                                                              9,000,000           8,899,380
--------------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.425%, 11/9/07                                                                             4,000,000           3,995,178
5.50%, 12/14/07                                                                             8,500,000           8,444,160
--------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 5.405%, 11/23/07 1                                   6,000,000           5,980,182
--------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.09%, 12/31/07                                                                             1,135,000           1,125,371
5.30%, 11/8/07                                                                             15,000,000          14,984,542
5.32%, 3/13/08                                                                              2,800,000           2,744,968
                                                                                                        ------------------
Total Direct Bank Obligations (Cost $209,402,813)                                                             209,402,813

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--58.2%
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.0%
Amsterdam Funding Corp., 5.07%, 1/10/08 1                                                  15,000,000          14,852,125
--------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 4.85%, 1/11/08 1                                                      9,543,000           9,448,519
--------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2007-SN1, 5.091%, 6/16/08 2,4                          3,218,220           3,218,220
--------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.10%, 11/1/07                                                                             20,800,000          20,800,000
5.16%, 11/15/07                                                                            10,000,000           9,979,933
--------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp.:
4.90%, 11/1/07 1                                                                            8,500,000           8,500,000
6.17%, 12/13/07 1                                                                          13,000,000          12,906,422
--------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 6.165%, 12/14/07                                      10,000,000           9,926,363
--------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
4.95%, 11/20/07 1                                                                          13,000,000          12,966,038
5.80%, 12/13/07 1                                                                          11,000,000          10,925,567
--------------------------------------------------------------------------------------------------------------------------
Legacy Capital LLC:
5.225%, 11/7/07                                                                             2,000,000           1,998,258
5.30%, 11/9/07                                                                              3,000,000           2,996,467
--------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5%, 11/7/07 1                                                                              10,000,000           9,991,150
5.05%, 1/24/08 1                                                                           15,000,000          14,823,250
--------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust:
4.95%, 1/30/08                                                                             10,000,000           9,876,250
5.14%, 1/15/08                                                                              8,310,000           8,221,014
--------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
5.85%, 11/28/07 1                                                                           8,000,000           7,964,900
6%, 11/14/07 1                                                                              4,000,000           3,991,333
6.05%, 11/16/07 1                                                                          16,500,000          16,458,406
--------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC:
4.85%, 11/2/07                                                                             20,000,000          19,997,306
6.165%, 12/14/07                                                                           10,000,000           9,926,363
--------------------------------------------------------------------------------------------------------------------------


                          2 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Saint Germain Holdings, Inc.:
5.30%, 11/9/07  3                                                                    $     10,000,000   $       9,988,222
5.31%, 11/8/07  3                                                                           6,000,000           5,993,805
--------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 5.29%, 11/2/07 1                                                     7,000,000           6,998,971
--------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.90%, 11/19/07 1                                                     4,500,000           4,486,725
                                                                                                        ------------------
                                                                                                              247,235,607

--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
S & S Firestone, Inc., 4.96%, 11/1/07 2                                                     6,175,000           6,175,000
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.4%
Banc of America Securities LLC, 4.84%, 11/1/07 2                                           15,000,000          15,000,000
--------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.50%, 8/13/08 2                                                   8,000,000           8,000,000
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.825%, 11/1/07 2                                                   12,000,000          12,000,000
                                                                                                        ------------------
                                                                                                               35,000,000

--------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
BASF AG, 4.74%, 1/14/08 1                                                                  10,000,000           9,902,567
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
J.P. Morgan Chase & Co.:
5.02%, 1/18/08                                                                              6,000,000           5,934,740
5.10%, 1/9/08                                                                              15,000,000          14,853,375
                                                                                                        ------------------
                                                                                                               20,788,115

--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.2%
Madison Hotel Investors I LLC, Series 2005A, 4.86%, 11/1/07 2                               7,545,000           7,545,000
--------------------------------------------------------------------------------------------------------------------------
Nick & Nat Properties LLC, Series 2005, 4.94%, 12/1/07 2                                    4,767,000           4,767,000
                                                                                                        ------------------
                                                                                                               12,312,000

--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Warren Cnty., KY Industrial Building Revenue Bonds, Pan-Ostan Co.
Project, Series 2006, 4.95%, 11/1/07 2                                                      1,000,000           1,000,000
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Nugent Sand Co., 4.92%, 11/1/07 2                                                           2,950,000           2,950,000
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
General Electric Capital Corp., 5.03%, 1/25/08                                             15,000,000          14,821,854
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services, 5.25%, 11/2/07                                          10,000,000           9,998,542
--------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 4.775%, 11/15/07 2                                        8,000,000           8,000,000
--------------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 4.70%, 1/28/08                                                      5,000,000           4,942,556
                                                                                                        ------------------
                                                                                                               37,762,952

--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
AL Incentives Finance Authority Special Obligation Bonds, Series 1999-C,
4.86%, 11/1/07 2                                                                            2,705,000           2,705,000
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Nestle Capital Corp., 5.22%, 3/7/08 1                                                       5,000,000           4,907,925
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Heart Property LLC, Series 2001, 4.92%, 11/1/07 2                                           2,960,000           2,960,000
--------------------------------------------------------------------------------------------------------------------------


                          3 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
--------------------------------------------------------------------------------------------------------------------------
Premier Senior Living LLC, 4.89%, 11/1/07 2                                          $      2,700,000   $       2,700,000
--------------------------------------------------------------------------------------------------------------------------
Ross Sinclaire Real Estate Trust, 4.95%, 11/1/07 2                                          2,570,000           2,570,000
--------------------------------------------------------------------------------------------------------------------------
Sawmill Creek Lodge Co. Ltd., Series 2006, 4.94%, 11/1/07 2                                 7,400,000           7,400,000
                                                                                                        ------------------
                                                                                                               15,630,000

--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA Development Authority Bonds, ECLA Family Partnership
LLP Project, Series 2004, 4.91%, 11/1/07 2                                                  2,890,000           2,890,000
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.0%
ING America Insurance Holdings, Inc.:
4.94%, 1/18/08                                                                              7,000,000           6,925,077
5.50%, 11/19/07                                                                            10,000,000           9,972,500
--------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 5.181%, 11/15/07 2,4                   5,000,000           5,000,000
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 5.191%, 9/12/08 2,4                      8,600,000           8,600,000
                                                                                                        ------------------
                                                                                                               30,497,577

--------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--3.7%
American Honda Finance Corp.:
5.329%, 2/13/08 2,3                                                                        10,000,000          10,004,929
5.36%, 8/6/08 2,3                                                                           3,500,000           3,500,000
5.588%, 11/15/07 2,3                                                                        3,500,000           3,500,078
--------------------------------------------------------------------------------------------------------------------------
Luken-Woodlawn LLC, 4.94%, 11/1/07 2                                                        2,610,000           2,610,000
--------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.25%, 1/14/08                                                                             10,000,000           9,892,083
5.674%, 9/15/08 2                                                                           9,000,000           9,000,000
                                                                                                        ------------------
                                                                                                               38,507,090

--------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
CAS Realty, Inc., Series 2004, 5%, 11/1/07 2                                                6,245,000           6,245,000
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL--0.4%
1800 Indian Wood Ltd., 4.94%, 11/1/07 2                                                     4,455,000           4,455,000
--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.9%
Procter & Gamble International Funding SCA, 4.65%, 1/31/08 1                                9,000,000           8,894,213
--------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc, 5.11%, 1/14/08 1                                                    11,000,000          10,884,457
                                                                                                        ------------------
                                                                                                               19,778,670

--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Cain Capital Investments LLC, 4.82%, 11/1/07 2                                              3,525,000           3,525,000
--------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.4%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
4.72%, 11/2/07                                                                             11,825,000          11,823,390
5%, 11/6/07                                                                                 4,000,000           3,997,222
5.30%, 11/5/07                                                                              3,850,000           3,847,754
5.30%, 1/29/08                                                                              2,748,000           2,711,994
--------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.97%, 2/25/08                                                               16,000,000          15,743,766
--------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
5.34%, 8/6/08 2,3                                                                          11,000,000          10,998,324


                          4 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL CONTINUED
5.538%, 8/15/08 2,3                                                                  $     10,000,000   $       9,997,641
5.548%, 12/20/07 2,3                                                                        5,000,000           4,999,868
--------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
5.204%, 7/16/08 2,3                                                                        13,000,000          12,999,085
5.674%, 12/12/07 2,3                                                                        5,000,000           4,999,888
--------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.048%, 1/22/08 2,3                                         2,500,000           2,500,000
--------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC:
5.80%, 11/19/07                                                                             2,600,000           2,592,460
6.10%, 12/7/07                                                                             10,000,000           9,939,000
                                                                                                        ------------------
                                                                                                               97,150,392

                                                                                                        ------------------
Total Short-Term Notes (Cost $599,417,895)                                                                    599,417,895

--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,026,436,026)                                                99.7%      1,026,436,026
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                   0.3           2,729,088

                                                                                     -------------------------------------
NET ASSETS                                                                                      100.0%  $   1,029,165,114
                                                                                     =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $260,561,284, or 25.32% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $89,487,442 or 8.70% of the Fund's net assets as of October 31, 2007.

4. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $16,818,220, which represents 1.63% of the Fund's net assets.

See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair


                         5 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                          6 | OPPENHEIMER CASH RESERVES

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007